Restructuring Costs - Summary of Changes in Restructuring Reserve (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Restructuring Reserve [Roll Forward]
Restructuring reserve, beginning balance			$ 22.2	$ 25.8	$ 25.8	$ 28.3	$ 15.6
Expense	$ 2.4	$ 4.6	1.3	5.4	20.7	46.2	41.6
Paid/Utilized			(13.5)	(12.8)	(24.3)	(48.7)	(28.9)
Restructuring reserve, ending balance	10.0	18.4	10.0	18.4	22.2	25.8	28.3
Severance and benefits
Restructuring Reserve [Roll Forward]
Restructuring reserve, beginning balance			21.6	24.6	24.6	20.1	14.8
Expense			0.6	4.4	18.6	33.2	30.0
Paid/Utilized			(12.7)	(11.7)	(21.6)	(28.7)	(24.7)
Restructuring reserve, ending balance	9.5	17.3	9.5	17.3	21.6	24.6	20.1
Lease and contract terminations
Restructuring Reserve [Roll Forward]
Restructuring reserve, beginning balance			0.0	0.0	0.0	2.2	0.2
Expense			0.0	0.0			2.3
Paid/Utilized			0.0	0.0		(2.2)	(0.3)
Restructuring reserve, ending balance	0.0	0.0	0.0	0.0	0.0	0.0	2.2
Vacant facility and other shutdown costs
Restructuring Reserve [Roll Forward]
Restructuring reserve, beginning balance			0.6	1.2	1.2	5.9	0.2
Expense			0.0	0.6	0.7	10.5	8.1
Paid/Utilized			(0.1)	(0.7)	(1.3)	(15.2)	(2.4)
Restructuring reserve, ending balance	0.5	1.1	0.5	1.1	0.6	1.2	$ 5.9
Start-up and moving costs
Restructuring Reserve [Roll Forward]
Restructuring reserve, beginning balance			0.0	0.0	0.0
Expense			0.7	0.4
Paid/Utilized			(0.7)	(0.4)
Restructuring reserve, ending balance	$ 0.0	$ 0.0	$ 0.0	$ 0.0	$ 0.0	$ 0.0